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                                  Mutual Fund
                                 Annual Report
                                December 31, 2001
                     Class A Shares and Institutional Class

Short-Intermediate Income Fund

                                                               [GRAPHIC OMITTED]
                                                                 A Member of the
                                                             Deutsche Bank Group

Short-Intermediate Income Fund
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TABLE OF CONTENTS

              REPORT HIGHLIGHTS .....................................  3
              LETTER TO SHAREHOLDERS ................................  4
              PERFORMANCE COMPARISON ................................  5
              ADDITIONAL PERFORMANCE INFORMATION ....................  6

              SHORT-INTERMEDIATE INCOME FUND
                 Schedule of Investments ............................  9
                 Statement of Assets and Liabilities ................ 12
                 Statement of Operations ............................ 13
                 Statements of Changes in Net Assets ................ 14
                 Financial Highlights ............................... 15
                 Notes to Financial Statements ...................... 17
                 Report of Independent Accountants .................. 20
                 Tax Information .................................... 20

              FUND DIRECTORS ........................................ 21


                 ----------------------------------------------
The Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed by Deutsche Bank AG. The Fund is subject to investment risks, including possible loss of principal amount invested.
                 ----------------------------------------------

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                                        2

Short-Intermediate Income Fund
--------------------------------------------------------------------------------
REPORT HIGHLIGHTS

o    The domestic economy entered a recessionary period in 2001
o Federal Reserve monetary easing dramatically steepened the yield curve, pushing short term interest rates lower, with longer term interest rates virtually unchanged
o Bond returns in 2002 may be attributed more to credit decisions than interest rate declines

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                                        3

Short-Intermediate Income Fund
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

Dear Shareholders:

We are pleased to report on the Fund's progress for the period ended December 31, 2001.

The fourth quarter of 2001 saw both an official proclamation of the beginning of the recession in the US and market reactions that indicated participants anticipated better times ahead. The equity markets rebounded dramatically in the aftermath of the September 11 tragedy (fourth quarter total returns: S&P +10.71%; NASDAQ+30.23%). Juxtaposed to this optimism were bond returns in the flat to slightly negative range. Treasury rates dropped precipitously immediately after September 11 in a flight to quality. However, when it became apparent that both fiscal and monetary stimulus would have a positive effect on the economy, rates moved higher. This occurred against a current economic backdrop that may have stopped declining, but arguably remains weak. Federal Reserve officials acknowledge this and seem intent upon keeping short term interest rates low into the foreseeable future.

Indeed, it has been this Fed-induced decline in short-term interest rates that allowed the short- to intermediate-term bond markets to perform so well. However, with two years of above-average performance for many sectors of the bond market, we feel it will be difficult to continue that trend. We believe future returns will be achieved by careful selection of securities offering attractive spreads relative to Treasuries (eg. corporates, mortgages and asset-backed securities) rather than by general interest rate declines.

The return for the Fund's Class A Shares was essentially unchanged for the quarter, declining .01% (excluding sales charges), with income helping to buffer the principal decline. Because of our belief that spreads will tighten and thus corporates and mortgages will outperform Treasuries and US Agencies, we have positioned the Fund to take advantage should that trend occur. Corporates comprise 26% of the Fund's assets at year-end with mortgages at 32% and asset-backed securities at 16%.

Sincerely,

/s/ PAUL D. CORBIN

/s/ ELLEN D. HARVEY

Paul D. Corbin and Ellen D. Harvey
Portfolio Managers of the
SHORT-INTERMEDIATE INCOME FUND
December 31, 2001

 SECTOR ALLOCATION
 As of December 31, 2001
 (percentages are based on total net assets in the Fund)


[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POIINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

                 Asset-Backed    Cash & Other   Treasury      Mortage-Backed
Corporates       Securities      Assets         and Agency    Securities
26%              16%             4%             22%           32%


 SECTOR ALLOCATION
 As of December 31, 2000
 (percentages are based on total net assets in the Fund)

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POIINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

                 Asset-Backed    Cash & Other   Treasury      Mortage-Backed
Corporates       Securities      Assets         and Agency    Securities
27%              24%             7%             20%           22%


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                                        4

Short-Intermediate Income Fund
--------------------------------------------------------------------------------
PERFORMANCE COMPARISON 1

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POIINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

Short-Intermediate Income Fund--Class A Shares, Lehman Brothers Intermediate Aggr. Bond Index, Lehman Brothers Intermediate US Gov't/Credit Index, Merrill Lynch 1-3 Year Treasury Index, Lehman Brothers 1-3 Yr US Gov't/Credit Index and Lipper Short-Intermediate Investment Grade Debt Funds Average Growth of a $10,000 Investment (since inception)2

5/13/91  10000    10000    10000    10000   10000    10000
6/30/91   9980     9995    10007    10041   10037    10004
7/31/91  10103    10134    10119    10128   10125    10105
8/31/91  10257    10353    10312    10267   10262    10289
9/30/91  10432    10563    10489    10378   10373    10459
10/31/91 10567    10680    10609    10489   10485    10577
11/30/91 10701    10778    10731    10598   10591    10692
12/31/91 10979    11098    10993    10759   10751    10957
1/31/92  10776    10947    10893    10743   10740    10857
2/29/92  10792    11018    10936    10781   10773    10897
3/31/92  10756    10956    10893    10776   10771    10869
4/30/92  10845    11035    10989    10874   10870    10950
5/31/92  11032    11244    11159    10973   10971    11106
6/30/92  11208    11398    11324    11085   11084    11266
7/31/92  11462    11631    11550    11209   11214    11480
8/31/92  11510    11749    11665    11308   11305    11582
9/30/92  11690    11888    11824    11416   11412    11724
10/31/92 11564    11730    11670    11347   11344    11585
11/30/92 11481    11735    11629    11329   11328    11538
12/31/92 11603    11920    11781    11437   11434    11663
1/31/93  11854    12148    12011    11555   11557    11865
2/28/93  12051    12361    12200    11655   11651    12046
3/31/93  12091    12412    12248    11690   11689    12083
4/30/93  12187    12499    12347    11762   11762    12172
5/31/93  12158    12515    12320    11729   11735    12163
6/30/93  12336    12742    12513    11816   11824    12340
7/31/93  12387    12814    12544    11843   11852    12382
8/31/93  12578    13038    12743    11946   11951    12566
9/30/93  12639    13074    12795    11985   11989    12617
10/31/93 12688    13123    12830    12009   12017    12650
11/30/93 12586    13011    12758    12012   12021    12584
12/31/93 12645    13082    12817    12057   12070    12636
1/31/94  12791    13258    12959    12134   12147    12764
2/28/94  12576    13028    12767    12056   12073    12588
3/31/94  12323    12707    12557    11996   12010    12388
4/30/94  12226    12605    12471    11954   11965    12300
5/31/94  12238    12604    12480    11971   11981    12288
6/30/94  12226    12576    12481    12006   12013    12271
7/31/94  12374    12826    12661    12110   12122    12420
8/31/94  12424    12841    12701    12152   12163    12455
9/30/94  12300    12652    12584    12124   12136    12360
10/31/94 12275    12641    12582    12151   12164    12349
11/30/94 12212    12613    12525    12096   12113    12306
12/31/94 12225    12700    12569    12124   12136    12345
1/31/95  12403    12952    12781    12293   12302    12513
2/28/95  12671    13260    13046    12461   12472    12729
3/31/95  12723    13341    13121    12531   12543    12805
4/30/95  12851    13527    13283    12642   12656    12938
5/31/95  13265    14051    13684    12863   12869    13278
6/30/95  13356    14154    13776    12933   12948    13358
7/31/95  13355    14122    13778    12986   13000    13366
8/31/95  13474    14293    13903    13064   13078    13478
9/30/95  13619    14432    14004    13128   13143    13574
10/31/95 13791    14619    14160    13238   13252    13714
11/30/95 13965    14838    14346    13355   13366    13869
12/31/95 14125    15047    14497    13457   13468    14002
1/31/96  14233    15146    14622    13572   13583    14107
2/29/96  14071    14883    14450    13515   13531    13974
3/31/96  14003    14780    14376    13503   13521    13911
4/30/96  13949    14697    14325    13514   13535    13873
5/31/96  13922    14667    14314    13542   13566    13868
6/30/96  14060    14864    14466    13639   13665    13992
7/31/96  14116    14904    14509    13693   13718    14035
8/31/96  14101    14879    14520    13739   13769    14045
9/30/96  14325    15139    14723    13864   13895    14218
10/31/96 14578    15474    14983    14021   13898    14434
11/30/96 14776    15739    15180    14129   14157    14599
12/31/96 14691    15593    15083    14129   14160    14537
1/31/97  14734    15641    15142    14195   14228    14592
2/28/97  14763    15679    15171    14228   14263    14623
3/31/97  14662    15506    15066    14222   14252    14549
4/30/97  14821    15738    15243    14339   14369    14696
5/31/97  14937    15887    15370    14436   14470    14799
6/30/97  15069    16075    15510    14536   14570    14923
7/31/97  15319    16509    15825    14696   14732    15175
8/31/97  15260    16368    15746    14709   14746    15126
9/30/97  15438    16609    15929    14821   14856    15283
10/31/97 15588    16850    16105    14930   14966    15411
11/30/97 15618    16928    16141    14966   15004    15441
12/31/97 15738    17098    16270    15068   15103    15542
1/31/98  15920    17318    16483    15214   15249    15719
2/28/98  15905    17305    16471    15228   15261    15715
3/31/98  15951    17364    16524    15290   15321    15772
4/30/98  16012    17455    16606    15362   15397    15839
5/31/98  16120    17620    16728    15444   15480    15947
6/30/98  16229    17770    16835    15524   15560    16033
7/31/98  16291    17808    16894    15597   15633    16090
8/31/98  16541    18097    17160    15793   15812    16292
9/30/98  16809    18521    17591    16002   16025    16571
10/31/98 16761    18423    17574    16080   16094    16545
11/30/98 16746    18528    17572    16066   16092    16546
12/31/98 16809    18583    17643    16122   16154    16616
1/31/99  16890    18716    17740    16187   16223    16704
2/28/99  16713    18389    17479    16107   16154    16529
3/31/99  16842    18491    17609    16218   16269    16652
4/30/99  16875    18550    17663    16270   16325    16698
5/31/99  16760    18387    17528    16261   16311    16603
6/30/99  16761    18329    17540    16311   16360    16608
7/31/99  16761    18251    17524    16363   16406    16600
8/31/99  16761    18241    17538    16411   16450    16611
9/30/99  16928    18453    17701    16517   16560    16758
10/31/99 16945    18521    17747    16562   16609    16788
11/30/99 16961    18520    17769    16593   16646    16815
12/31/99 16927    18431    17711    16617   16663    16794
1/31/00  16876    18370    17646    16610   16663    16750
2/29/00  17030    18593    17791    16721   16779    16874
3/31/00  17202    18837    17977    16825   16874    17018
4/30/00  17115    18784    17936    16869   16906    16986
5/31/00  17115    18775    17964    16938   16967    17006
6/30/00  17446    19166    18281    17114   17155    17269
7/31/00  17534    19339    18420    17222   17272    17384
8/31/00  17780    19620    18638    17349   17409    17554
9/30/00  17957    19743    18807    17474   17552    17715
10/31/00 18028    19874    18893    17568   17631    17753
11/30/00 18261    20199    19150    17735   17795    17967
12/31/00 18566    20573    19503    17946   18010    18239
1/31/01  18837    20910    19823    18171   18265    18503
2/28/01  19000    21092    20010    18289   18395    18662
3/31/01  19128    21198    20164    18442   18544    18795
4/30/01  19128    21110    20110    18491   18603    18764
5/31/01  19220    21237    20223    18595   18717    18860
6/30/01  19275    21318    20299    18659   18789    18929
7/31/01  19610    21794    20721    18868   19025    19261
8/31/01  19797    22044    20928    18977   19154    19419
9/30/01  20060    22301    21233    19289   19439    19668
10/31/01 20323    22767    21585    19471   19634    19884
11/30/01 20153    22453    21369    19429   19581    19700
12/31/01 20058    22311    21251    19436   19590    19604


                                                       CUMULATIVE TOTAL RETURNS                AVERAGE ANNUAL TOTAL RETURNS
   Periods Ended                         1 Year 3 Years 5 Years  10 Years  Since   1 Year 3 Years 5 Years  10 Years   Since
   December 31, 2001                                                 Inception 2                                Inception 2
 Short-Intermediate Income Fund
   Class A Shares                         8.03%  19.32%  36.53%    82.69%  100.58%  8.03%   6.07%   6.43%     6.21%   6.76%
   Institutional Class                    8.36%  20.32%  38.35%       n/a   47.08%  8.36%   6.36%   6.71%       n/a   6.46%
---------------------------------------------------------------------------------------------------------------------------
 Lehman Brothers Intermediate
   Aggregate Bond Index 3                 8.68%  21.42%  42.03%    95.50%  115.03%  8.68%   6.68%   7.27%     6.93%   7.49%
---------------------------------------------------------------------------------------------------------------------------
 Lehman Brothers Intermediate
   US Gov't/Credit Index 4                8.96%  20.45%  40.89%    93.32%  112.52%  8.96%   6.40%   7.10%      6.81   7.37%
---------------------------------------------------------------------------------------------------------------------------
 Merrill Lynch 1-3 Year
   Treasury Index 5                       8.30%  20.54%  37.56%    80.63%   94.36%  8.30%   6.43%   6.59%     6.09%   6.48%
---------------------------------------------------------------------------------------------------------------------------
 Lehman Brothers 1-3 Year US
   Gov't/Credit Index6                    8.78%  21.27%  38.35%    82.22%   95.90%  8.78%   6.64%   6.71%     6.18%   6.56%
 Lipper Short-Intermediate Investment
   Grade Debt Funds Average 7             7.21%  17.93%  34.39%    78.88%   96.04%  7.21%   5.65%   6.08%     5.98%   6.56%
---------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. All performance assumes the reinvestment of dividend and capital gain distributions and excludes the impact of any sales charges. Performance figures for the classes differ because each class maintains a distinct sales charge and expense structure. Performance would have been lower during the specified periods if certain of the Fund's fees and expenses had not been waived.
2    The Fund's inception dates are: Class A Shares: May 13, 1991, Institutional
     Class: November 2, 1995. Benchmark returns are for comparative purposes relative to Class A Shares and are for the periods beginning May 31, 1991.
3 The Lehman Brothers Intermediate Aggregate Bond Index is an unmanaged index representing domestic taxable investment grade bonds, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities with average maturities and durations in the intermediate range. Benchmark returns do not reflect expenses that have been deducted from the Fund's returns. During the year ended December 31, 2001, the Fund changed its primary benchmark from the Lehman Brothers 1-3 Year US Government/Credit Index to the Lehman Brothers Intermediate Aggregate Bond Index. This change is intended to provide shareholders with better information to assess the performance of the Fund by utilizing a broader index that more closely corresponds to the Fund's investment strategy.
4 Lehman Brothers Intermediate US Government/Credit Index is an unmanaged index providing a general measure of the performance in the intermediate-term government and corporate bond sectors. Benchmark returns do not reflect expenses that have been deducted from the Fund's returns.
5 Merrill Lynch 1-3 Year Treasury Index is an unmanaged index that provides a general measure of the performance in the short-term Treasury sector. Benchmark returns do not reflect expenses that have been deducted from the Fund's returns.
6 Lehman Brothers 1-3 Year US Government/Credit Index is an unmanaged index consisting of all US Government agency and Treasury securities as well as all investment grade corporate debt securities with maturities of one to three years. Prior shareholder reports referred to this index as the Lehman Brothers Intermediate-Term Government/Corporate Bond Index. Benchmark returns do not reflect expenses that have been deducted from the Fund's returns.
7 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the category indicated. These figures do not reflect sales charges.

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                                        5

Short-Intermediate Income Fund
--------------------------------------------------------------------------------
ADDITIONAL PERFORMANCE INFORMATION

The shareholder letter included in this report contains statistics designed to help you evaluate the performance of your Fund's management. To further assist in this evaluation, the Securities and Exchange Commission (SEC) requires that we include, on an annual basis, a line graph comparing the performance of each of the Fund's classes to that of an appropriate market index. This graph measures the growth of a $10,000 hypothetical investment (or the Fund class' minimum initial investment if that amount exceeds $10,000) including any applicable maximum sales load, from the inception date of the respective class through the end of the most recent fiscal year-end. The SEC also requires that we report the total return of each class, according to a standardized formula that includes any applicable maximum sales load, for various time periods through the end of the most recent fiscal year.

Both the line graph and the SEC standardized total return figures include the impact of the 1.50% maximum initial sales charge for the Class A Shares. Returns would be higher for Class A Shares investors who qualified for a lower initial sales charge.

While the graphs and the total return figures are required by SEC rules, such comparisons are of limited utility since the total return of the Fund's shares are adjusted for any applicable sales charges and expenses while the total return of the indices are not. In fact, if you wished to replicate the total return of these indices, you would have to purchase the securities they represent, an effort that would require a considerable amount of money and would incur expenses that are not reflected in the index results.

The SEC total return figures may differ from total return figures in the Shareholder Letter and Performance Comparison sections because the SEC figures include the impact of sales charges while the total return figures in the other sections do not. Any performance figures shown are for the full period indicated.

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                                        6

Short-Intermediate Income Fund
--------------------------------------------------------------------------------
ADDITIONAL PERFORMANCE INFORMATION 1

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POIINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

Short-Intermediate Income Fund--Class A Shares, Lehman Brothers Intermediate Aggr. Bond Index, Lehman Brothers Intermediate US Gov't/Credit Index, Merrill Lynch 1-3 Year Treasury Index, Lehman Brothers 1-3 Yr Gov't Credit Index and Lipper Short-Intermediate Investment Grade Debt Funds Average Growth of a $10,000 Investment (since inception)2

5/13/91  10000    10000    10000    10000   10000    10000
6/30/91   9980     9995    10007    10041   10037    10004
7/31/91  10103    10134    10119    10128   10125    10105
8/31/91  10257    10353    10312    10267   10262    10289
9/30/91  10432    10563    10489    10378   10373    10459
10/31/91 10567    10680    10609    10489   10485    10577
11/30/91 10701    10778    10731    10598   10591    10692
12/31/91 10979    11098    10993    10759   10751    10957
1/31/92  10776    10947    10893    10743   10740    10857
2/29/92  10792    11018    10936    10781   10773    10897
3/31/92  10756    10956    10893    10776   10771    10869
4/30/92  10845    11035    10989    10874   10870    10950
5/31/92  11032    11244    11159    10973   10971    11106
6/30/92  11208    11398    11324    11085   11084    11266
7/31/92  11462    11631    11550    11209   11214    11480
8/31/92  11510    11749    11665    11308   11305    11582
9/30/92  11690    11888    11824    11416   11412    11724
10/31/92 11564    11730    11670    11347   11344    11585
11/30/92 11481    11735    11629    11329   11328    11538
12/31/92 11603    11920    11781    11437   11434    11663
1/31/93  11854    12148    12011    11555   11557    11865
2/28/93  12051    12361    12200    11655   11651    12046
3/31/93  12091    12412    12248    11690   11689    12083
4/30/93  12187    12499    12347    11762   11762    12172
5/31/93  12158    12515    12320    11729   11735    12163
6/30/93  12336    12742    12513    11816   11824    12340
7/31/93  12387    12814    12544    11843   11852    12382
8/31/93  12578    13038    12743    11946   11951    12566
9/30/93  12639    13074    12795    11985   11989    12617
10/31/93 12688    13123    12830    12009   12017    12650
11/30/93 12586    13011    12758    12012   12021    12584
12/31/93 12645    13082    12817    12057   12070    12636
1/31/94  12791    13258    12959    12134   12147    12764
2/28/94  12576    13028    12767    12056   12073    12588
3/31/94  12323    12707    12557    11996   12010    12388
4/30/94  12226    12605    12471    11954   11965    12300
5/31/94  12238    12604    12480    11971   11981    12288
6/30/94  12226    12576    12481    12006   12013    12271
7/31/94  12374    12826    12661    12110   12122    12420
8/31/94  12424    12841    12701    12152   12163    12455
9/30/94  12300    12652    12584    12124   12136    12360
10/31/94 12275    12641    12582    12151   12164    12349
11/30/94 12212    12613    12525    12096   12113    12306
12/31/94 12225    12700    12569    12124   12136    12345
1/31/95  12403    12952    12781    12293   12302    12513
2/28/95  12671    13260    13046    12461   12472    12729
3/31/95  12723    13341    13121    12531   12543    12805
4/30/95  12851    13527    13283    12642   12656    12938
5/31/95  13265    14051    13684    12863   12869    13278
6/30/95  13356    14154    13776    12933   12948    13358
7/31/95  13355    14122    13778    12986   13000    13366
8/31/95  13474    14293    13903    13064   13078    13478
9/30/95  13619    14432    14004    13128   13143    13574
10/31/95 13791    14619    14160    13238   13252    13714
11/30/95 13965    14838    14346    13355   13366    13869
12/31/95 14125    15047    14497    13457   13468    14002
1/31/96  14233    15146    14622    13572   13583    14107
2/29/96  14071    14883    14450    13515   13531    13974
3/31/96  14003    14780    14376    13503   13521    13911
4/30/96  13949    14697    14325    13514   13535    13873
5/31/96  13922    14667    14314    13542   13566    13868
6/30/96  14060    14864    14466    13639   13665    13992
7/31/96  14116    14904    14509    13693   13718    14035
8/31/96  14101    14879    14520    13739   13769    14045
9/30/96  14325    15139    14723    13864   13895    14218
10/31/96 14578    15474    14983    14021   13898    14434
11/30/96 14776    15739    15180    14129   14157    14599
12/31/96 14691    15593    15083    14129   14160    14537
1/31/97  14734    15641    15142    14195   14228    14592
2/28/97  14763    15679    15171    14228   14263    14623
3/31/97  14662    15506    15066    14222   14252    14549
4/30/97  14821    15738    15243    14339   14369    14696
5/31/97  14937    15887    15370    14436   14470    14799
6/30/97  15069    16075    15510    14536   14570    14923
7/31/97  15319    16509    15825    14696   14732    15175
8/31/97  15260    16368    15746    14709   14746    15126
9/30/97  15438    16609    15929    14821   14856    15283
10/31/97 15588    16850    16105    14930   14966    15411
11/30/97 15618    16928    16141    14966   15004    15441
12/31/97 15738    17098    16270    15068   15103    15542
1/31/98  15920    17318    16483    15214   15249    15719
2/28/98  15905    17305    16471    15228   15261    15715
3/31/98  15951    17364    16524    15290   15321    15772
4/30/98  16012    17455    16606    15362   15397    15839
5/31/98  16120    17620    16728    15444   15480    15947
6/30/98  16229    17770    16835    15524   15560    16033
7/31/98  16291    17808    16894    15597   15633    16090
8/31/98  16541    18097    17160    15793   15812    16292
9/30/98  16809    18521    17591    16002   16025    16571
10/31/98 16761    18423    17574    16080   16094    16545
11/30/98 16746    18528    17572    16066   16092    16546
12/31/98 16809    18583    17643    16122   16154    16616
1/31/99  16890    18716    17740    16187   16223    16704
2/28/99  16713    18389    17479    16107   16154    16529
3/31/99  16842    18491    17609    16218   16269    16652
4/30/99  16875    18550    17663    16270   16325    16698
5/31/99  16760    18387    17528    16261   16311    16603
6/30/99  16761    18329    17540    16311   16360    16608
7/31/99  16761    18251    17524    16363   16406    16600
8/31/99  16761    18241    17538    16411   16450    16611
9/30/99  16928    18453    17701    16517   16560    16758
10/31/99 16945    18521    17747    16562   16609    16788
11/30/99 16961    18520    17769    16593   16646    16815
12/31/99 16927    18431    17711    16617   16663    16794
1/31/00  16876    18370    17646    16610   16663    16750
2/29/00  17030    18593    17791    16721   16779    16874
3/31/00  17202    18837    17977    16825   16874    17018
4/30/00  17115    18784    17936    16869   16906    16986
5/31/00  17115    18775    17964    16938   16967    17006
6/30/00  17446    19166    18281    17114   17155    17269
7/31/00  17534    19339    18420    17222   17272    17384
8/31/00  17780    19620    18638    17349   17409    17554
9/30/00  17957    19743    18807    17474   17552    17715
10/31/00 18028    19874    18893    17568   17631    17753
11/30/00 18261    20199    19150    17735   17795    17967
12/31/00 18566    20573    19503    17946   18010    18239
1/31/01  18837    20910    19823    18171   18265    18503
2/28/01  19000    21092    20010    18289   18395    18662
3/31/01  19128    21198    20164    18442   18544    18795
4/30/01  19128    21110    20110    18491   18603    18764
5/31/01  19220    21237    20223    18595   18717    18860
6/30/01  19275    21318    20299    18659   18789    18929
7/31/01  19610    21794    20721    18868   19025    19261
8/31/01  19797    22044    20928    18977   19154    19419
9/30/01  20060    22301    21233    19289   19439    19668
10/31/01 20323    22767    21585    19471   19634    19884
11/30/01 20153    22453    21369    19429   19581    19700
12/31/01 19757    22311    21251    19436   19590    19604


                                                              AVERAGE ANNUAL TOTAL RETURNS
 Periods Ended                                    1 Year    5 Years   10 Years       Since
 December 31, 2001                                                             Inception 2
 Short-Intermediate Income Fund--Class A Shares    6.42%      6.11%      6.05%       6.61%
------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. All performance assumes the reinvestment of dividend and capital gain distributions and includes the Class A Shares 1.50% maximum sales charge. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures for the classes differ because each class maintains a distinct sales charge and expense structure. Performance would have been lower during the specified periods if certain of the Fund's fees and expenses had not been waived.
2 The Fund's inception date is: Class A Shares: May 13, 1991. Benchmark returns are for the periods beginning May 31, 1991.
3 The Lehman Brothers Intermediate Aggregate Bond Index is an unmanaged index representing domestic taxable investment grade bonds, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities with average maturities and durations in the intermediate range. During the year ended December 31, 2001, the Fund changed its primary benchmark from the Lehman Brothers 1-3 Year
     US Government/Credit Index to the Lehman Brothers Intermediate Aggregate Bond Index. This change is intended to provide shareholders with better information to assess the performance of the Fund by utilizing a broader index that more closely corresponds to the Fund's investment strategy.
4 Lehman Brothers Intermediate US Government/Credit Index is an unmanaged index providing a general measure of the performance in the intermediate-term government and corporate bond sectors.
5 Merrill Lynch 1-3 Year Treasury Index is an unmanaged index that provides a general measure of the performance in the short-term Treasury sector.
6 Lehman Brothers 1-3 Year US Government/Credit Index is an unmanaged index consisting of all US Government agency and Treasury securities as well as all investment grade corporate debt securities with maturities of one to three years. Prior shareholder reports referred to this index as the Lehman Brothers Intermediate-Term Government/Corporate Bond Index.
7 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the category indicated.

--------------------------------------------------------------------------------

Short-Intermediate Income Fund
--------------------------------------------------------------------------------
ADDITIONAL PERFORMANCE INFORMATION 1

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POIINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

Short-Intermediate Income Fund--Institutional Class, Shares Lehman Brothers Intermediate Aggr. Bond Index, Lehman Brothers Intermediate US Gov't/Credit Index, Merrill Lynch 1-3 Year Treasury Index, Lehman Brothers 1-3 Yr US Gov't/Credit Index and Lipper Short-Intermediate Investment Grade Debt Funds Average Growth of a $250,000 Investment (since inception)2

11/2/95  250000   250000   250000   250000  250000   250000
11/30/95 252150   253746   252150   252200  252152   252678
12/31/95 255050   257307   254067   254142  254064   255038
1/31/96  256975   259016   256252   256302  256237   257011
2/29/96  254350   254514   255278   255226  255261   254710
3/31/96  252950   252745   255099   254996  255075   253756
4/30/96  252025   251323   255354   255200  255332   253274
5/31/96  251575   250813   255942   255736  255922   253254
6/30/96  254350   254181   257810   257577  257794   255502
7/31/96  255150   254877   258815   258582  258797   256298
8/31/96  254950   254449   259773   259461  259751   256734
9/30/96  259000   258884   262163   261822  262128   259885
10/31/96 263850   264618   262215   264781  262177   263758
11/30/96 267425   269151   267119   266820  267075   266787
12/31/96 265750   266648   267172   266820  267119   265729
1/31/97  266775   267465   268455   268074  268410   266829
2/28/97  267350   268130   269126   268690  269075   267382
3/31/97  265575   265159   268910   268583  268867   265890
4/30/97  268500   269128   271115   270785  271072   268562
5/31/97  270625   271672   273013   272627  272966   270498
6/30/97  273050   274897   274924   274508  274864   272763
7/31/97  277850   282310   277976   277527  277916   277228
8/31/97  276850   279902   278226   277777  278178   276390
9/30/97  279825   284030   280313   279888  280254   279192
10/31/97 282550   288150   282387   281959  282339   281265
11/30/97 283150   289477   283093   282636  283049   281803
12/31/97 285425   292392   284962   284558  284917   283654
1/31/98  288950   296146   287726   287318  287667   286762
2/28/98  288750   295923   287956   287577  287898   286795
3/31/98  289625   296940   289079   288756  289024   287874
4/30/98  290775   298489   290495   290113  290453   289137
5/31/98  292775   301321   292064   291651  292032   290911
6/30/98  294775   303876   293583   293167  293540   292350
7/31/98  295950   304523   294963   294545  294907   293380
8/31/98  300500   309479   298355   298256  298296   295903
9/30/98  305650   316725   302383   302193  302310   301109
10/31/98 304850   315051   303683   303674  303619   300793
11/30/98 304625   316839   303622   303401  303566   301238
12/31/98 305600   317792   304806   304463  304741   302429
1/31/99  307325   320060   306117   305680  306041   304054
2/28/99  304200   314472   304831   304183  304750   300980
3/31/99  306600   316215   306995   306281  306911   303319
4/30/99  307225   317217   308039   307262  307962   304334
5/31/99  305225   314438   307793   307077  307709   302487
6/30/99  305300   313437   308716   308029  308623   302458
7/31/99  305350   312102   309611   309015  309506   302207
8/31/99  305425   311943   310416   309911  310322   302338
9/30/99  308475   315565   312496   311925  312407   304890
10/31/99 308850   316729   313434   312768  313334   305484
11/30/99 309200   316707   314123   313362  314026   305997
12/31/99 308725   315179   314437   313801  314350   305581
1/31/00  307800   314147   314437   313675  314350   304739
2/29/00  310625   317947   316607   315777  316528   306988
3/31/00  313800   322135   318412   317734  318320   309672
4/30/00  312600   321213   319017   318561  318932   309253
5/31/00  312675   321065   320165   319867  320086   309432
6/30/00  318675   327745   323687   323193  323617   314239
7/31/00  320325   330720   325888   325229  325831   316326
8/31/00  324825   335513   328462   327636  328412   319468
9/30/00  328075   337623   331156   329995  331118   322358
10/31/00 329425   339857   332646   331777  332600   322924
11/30/00 334000   345414   335740   334929  335696   326551
12/31/00 339325   351821   339750   338875  339747   331425
1/31/01  344525   357575   344550   343125  344560   336450
2/28/01  347525   360690   347025   345350  347013   339500
3/31/01  349900   362501   349697   348225  349830   341700
4/30/01  349975   360996   355050   349175  350939   340950
5/31/01  351700   363174   357050   351125  353099   342875
6/30/01  352750   364546   358350   352325  354452   343925
7/31/01  358850   372696   365825   356275  358911   350075
8/31/01  362300   376964   369475   358325  361346   353025
9/30/01  367450   381357   374876   364225  366722   356950
10/31/01 372275   389337   381092   367675  370387   361775
11/30/01 369275   383969   377275   366875  369389   358325
12/31/01 367700   381531   375185   367000  369570   356550


                                                   AVERAGE ANNUAL TOTAL RETURNS
   Periods Ended                                      1 Year   5 Years    Since
   December 31, 2001                                                Inception 2
 Short-Intermediate Income Fund--Institutional Class   8.36%     6.71%    6.46%
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. All performance assumes the reinvestment of dividend and capital gain distributions. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures for the classes differ because each class maintains a distinct sales change and expense structure. Performance would have been lower during the specified periods if certain of the Fund's fees and expenses had not been waived.
2 The Fund's inception date is: Institutional Class: November 2, 1995. Benchmark returns are for the periods beginning October 31, 1995.
3 The Lehman Brothers Intermediate Aggregate Bond Index is an unmanaged index representing domestic taxable investment grade bonds, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities with average maturities and durations in the intermediate range. During the year ended December 31, 2001, the Fund changed its primary benchmark from the Lehman Brothers 1-3 Year
     US Government/Credit Index to the Lehman Brothers Intermediate Aggregate Bond Index. This change is intended to provide shareholders with better information to assess the performance of the Fund by utilizing a broader index that more closely corresponds to the Fund's investment strategy.
4 Lehman Brothers Intermediate US Government/Credit Index is an unmanaged index providing a general measure of the performance in the intermediate-term government and corporate bond sectors.
5 Merrill Lynch 1-3 Year Treasury Index is an unmanaged index that provides a general measure of the performance in the short-term Treasury sector.
6 Lehman Brothers 1-3 Year US Government/Credit Index is an unmanaged index consisting of all US Government agency and Treasury securities as well as all investment grade corporate debt securities with maturities of one to three years. Prior shareholder reports referred to this index as the Lehman Brothers Intermediate-Term Government/Corporate Bond Index.
7 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the category indicated.

--------------------------------------------------------------------------------

Short-Intermediate Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS December 31, 2001


                                                                     S&P             PAR
  SECURITY                                                      RATING 1           (000)             MARKET VALUE
CORPORATE NOTES--26.23%
   American Express
     5.50%, 9/12/06 .............................................     A+          $2,000              $ 2,001,560
   Atlantic City Electric
     6.00%, 1/15/03 .............................................     A-           2,000                2,052,132
   Baltimore Gas Electric
     6.75%, 6/5/12 ..............................................      A           1,000                1,043,099
   Block Financial Corp.
     6.75%, 11/1/04 .............................................   BBB+           2,500                2,621,613
   Countrywide Home Loan
     7.26%, 5/10/04 .............................................      A           2,000                2,122,636
   First Maryland Bancorp
     7.20%, 7/1/07 ..............................................     A-           2,750                2,922,417
   Ford Motor Credit Co.
     7.375%, 10/28/09 ...........................................   BBB+           2,000                1,969,834
   General Electric Capital Corp.
     6.875%, 11/15/10 ...........................................    AAA           1,000                1,068,926
   General Motors Acceptance Corp.
     6.625%, 10/1/02 ............................................   BBB+           2,000                2,049,784
   Hewlett-Packard Co.
     7.15%, 6/15/05 .............................................    AA-           2,575                2,712,824
   Wilmington Trust Corp.
     6.625%, 5/1/08 .............................................     A-             500                  511,443
   Worldcom Inc.
     8.00%, 5/15/06 .............................................   BBB+           2,000                2,128,958
                                                                                                      -----------
TOTAL CORPORATE NOTES
   (Cost $22,654,625) ...............................................................................  23,205,226
                                                                                                      -----------
US GOVERNMENT & AGENCY OBLIGATIONS--54.71%
FEDERAL FARM CREDIT BANK--2.35%
   Federal Farm Credit Bank
     6.00%, 6/11/08 .............................................   N-R2           2,000                2,081,338
                                                                                                      -----------
FEDERAL HOME LOAN BANK NOTES--8.47%
   Federal Home Loan Bank:
     6.75%, 8/15/07 .............................................   N-R2           3,000                3,257,547
     6.50%, 11/13/09 ............................................   N-R2           4,000                4,235,756
                                                                                                      -----------
                                                                                                        7,493,303
                                                                                                      -----------
FEDERAL HOME LOAN MORTGAGE CORPORATION DEBENTURES--3.60%
   FHLMC
     6.25%, 7/15/04 .............................................   N-R2           3,000                3,186,594
                                                                                                      -----------
GUARANTEED EXPORT TRUST--0.38%
   Guaranteed Export Trust, 94-F-A
     8.187%, 12/15/04 ...........................................    AAA             315                  332,198
                                                                                                      -----------

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Short-Intermediate Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS December 31, 2001



                                                                     S&P             PAR
  SECURITY                                                      RATING 1           (000)             MARKET VALUE
MORTGAGE-BACKED SECURITIES--31.96%
   FHLMC Pool #C00210
     8.00%, 1/1/23 ..............................................    AAA          $  234               $  248,261
   FHLMC Pool #E20099
     6.50%, 5/1/09 ..............................................    AAA           1,902                1,961,706
   FHLMC Pool #G10049
     8.00%, 10/1/07 .............................................    AAA             167                  174,217
   FHLMC Pool #G10543
     6.00%, 6/1/11 ..............................................    AAA           1,263                1,282,890
   FHLMC Pool #G10682
     7.50%, 6/1/12 ..............................................    AAA           1,340                1,407,597
   FHLMC Pool #G10690
     7.00%, 7/1/12 ..............................................    AAA           1,444                1,501,624
   FNGL Pool #409589
     9.50%, 11/1/15 .............................................    AAA             604                  664,318
   FNMA Pool #254089
     6.00%, 12/1/16 .............................................    AAA           4,486                4,500,280
   FNMA Pool #326570
     7.00%, 2/1/08 ..............................................    AAA           1,344                1,399,506
   FNMA Pool #433646
     6.00%, 10/1/13 .............................................    AAA           3,730                3,764,067
   FNMA Pool #539082
     7.00%, 8/1/28 ..............................................    AAA           5,538                5,667,029
   FNMA Pool #572448
     7.00%, 3/1/27 ..............................................    AAA             990                1,014,547
   GNMA Pool #487110
     6.50%, 4/15/29 .............................................   N-R2           1,448                1,455,704
   GNMA Pool #571166
     7.00%, 8/15/31 .............................................   N-R2             784                  801,549
   GNMA Pool #781186
     9.00%, 6/15/30 .............................................   N-R2           2,255                2,422,897
                                                                                                      -----------
                                                                                                       28,266,192
                                                                                                      -----------
STUDENT LOAN MARKET ASSOCIATION--2.31%
   SLMA
     5.25%, 3/15/06 .............................................    AAA           2,000                2,041,738
                                                                                                      -----------
US TREASURY SECURITIES--5.64%
   US Treasury Note
     5.00%, 2/15/11 .............................................    AAA           5,000                4,984,765
                                                                                                      -----------
TOTAL US GOVERNMENT & AGENCY OBLIGATIONS
   (Cost $47,380,175) ...............................................................................  48,386,128
                                                                                                      -----------

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Short-Intermediate Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS December 31, 2001



                                                                     S&P             PAR
  SECURITY                                                      RATING 1           (000)             MARKET VALUE
ASSET-BACKED SECURITIES--15.42%
   California Infrastructure SCE 97-1-A6
     6.38%, 9/25/08 .............................................    AAA          $2,945               $3,072,956
   Chase Funding Mortgage Loan Asset-Backed, 1993-3, Class IA2
     7.062%, 8/25/14 ............................................    AAA           1,090                1,106,695
   IMC Home Equity Loan Trust 96-1-A6
     6.69%, 2/25/21 .............................................    AAA           2,850                2,919,021
   Metris Master Trust, 97-1-A
     6.87%, 10/20/05 ............................................    AAA           3,000                3,043,718
   The Money Store Home Equity Trust, Series 1995-C, Class A5
     7.175%, 4/15/26 ............................................    AAA           3,375                3,493,032
                                                                                                      -----------
TOTAL ASSET-BACKED SECURITIES
   (Cost $13,239,496) ...............................................................................  13,635,422
                                                                                                      -----------
COLLATERALIZED MORTGAGE OBLIGATIONS--0.01%
   FNMA Series 1988-18-B
     9.40%, 7/25/03 .............................................    AAA               9                    9,582
                                                                                                      -----------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
   (Cost $9,468) ....................................................................................       9,582
                                                                                                      -----------
REPURCHASE AGREEMENT--3.30%
   Goldman Sachs & Co., dated 12/31/01, 1.60%, principal and
     interest in the amount of $2,920,999, due 1/2/02,
     collateralized by US Treasury Bond, par value of $2,718,000, coupon rate of 6.375%, due 8/15/27,
     market value of $2,980,456.
     1.60%, 1/2/02 ............................................................    2,921                2,921,000
                                                                                                      -----------
TOTAL REPURCHASE AGREEMENT
   (Cost $2,921,000) ................................................................................   2,921,000
                                                                                                      -----------
TOTAL INVESTMENTS--99.67%
   (Cost $86,204,764)3 .............................................................................. $88,157,358
OTHER ASSETS IN EXCESS OF LIABILITIES--0.33% ........................................................     292,560
                                                                                                      -----------
NET ASSETS--100% .................................................................................... $88,449,918
                                                                                                      ===========

--------------------------------------------------------------------------------
1 The Standard & Poor's ratings indicated are believed to be the most recent ratings available as of December 31, 2001. These ratings have not been audited by PricewaterhouseCoopers LLP.
2 Although not specifically rated by either S&P or Moody's, the Portfolio Managers deem the credit quality equivalent to AAA.
3 Also aggregate cost for federal tax purposes. The following organizations have provided underlying credit support for the securities as defined in the Schedule of Investments:
FHLMC  --Federal Home Loan Mortgage Corporation
FNGL   --Federal National Mortgage Association Gold
FNMA   --Federal National Mortgage Association
GNMA   --Government National Mortgage Association
SLMA   --Student Loan Marketing Association

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Short-Intermediate Income Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES

                                                              DECEMBER 31, 2001

ASSETS
   Investments, at value (cost $86,204,764) ....................   $ 88,157,358
   Cash ........................................................          7,149
   Receivable for capital shares sold ..........................         35,819
   Interest receivable .........................................        876,453
   Prepaid expenses and other ..................................         15,042
                                                                   ------------
Total assets ...................................................     89,091,821
                                                                   ------------
LIABILITIES
   Payable for capital shares redeemed .........................        300,243
   Accounting fees payable .....................................          5,380
   Advisory fees payable .......................................         11,858
   Custody fees payable ........................................          3,489
   Transfer agent fees payable .................................          6,042
   Dividends payable ...........................................        270,263
   Accrued expenses and other ..................................         44,628
                                                                   ------------
Total liabilities ..............................................        641,903
                                                                   ------------
NET ASSETS .....................................................   $ 88,449,918
                                                                   ============
COMPOSITION OF NET ASSETS
   Paid-in capital .............................................   $ 90,041,150
   Expenses in excess of net investment income .................       (280,221)
   Accumulated net realized loss from investment transactions ..     (3,263,605)
   Net unrealized appreciation on investments ..................      1,952,594
                                                                   ------------
NET ASSETS .....................................................   $ 88,449,918
                                                                   ============
NET ASSET VALUE PER SHARE
   Class A Shares 1 ............................................   $      10.49
                                                                   ============
   Institutional Class 2 .......................................   $      10.65
                                                                   ============

--------------------------------------------------------------------------------
1 Net asset value and redemption price per share (based on net assets of $38,289,823 and 3,651,349 shares outstanding). Maximum offering price per share was $10.65 ($10.49/0.985). Maximum offering price per share reflects the effect of the 1.50% front-end sales charge.
2 Net asset value per share (based on net assets of $50,160,095 and 4,711,848 shares outstanding).

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Short-Intermediate Income Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS

                                                                FOR THE YEAR ENDED
                                                                 DECEMBER 31, 2001
INVESTMENT INCOME
   Interest ........................................................   $ 5,470,208
                                                                       -----------
EXPENSES
   Investment advisory fees ........................................       316,551
   Distribution fees:
     Class A Shares ................................................        99,735
   Accounting fees .................................................        72,182
   Professional fees ...............................................        64,216
   Registration fees ...............................................        36,803
   Transfer agent fees .............................................        33,997
   Printing and shareholder reports ................................        25,237
   Custody fees ....................................................        20,184
   Directors' fees .................................................         2,477
   Miscellaneous ...................................................         9,925
                                                                       -----------
Total expenses .....................................................       681,307
Less: fees waivers and/or expense reimbursements ...................      (174,972)
                                                                       -----------
Net expenses .......................................................       506,335
                                                                       -----------
NET INVESTMENT INCOME ..............................................     4,963,873
                                                                       -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain from investment transactions ..................       628,479
   Net change in unrealized appreciation/depreciation on investments     1,424,472
                                                                       -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS ....................     2,052,951
                                                                       -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS .........................   $ 7,016,824
                                                                       ===========


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Short-Intermediate Income Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                             FOR THE YEARS ENDED DECEMBER 31,
                                                                         2001            2000
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net investment income .....................................   $  4,963,873    $  5,077,020
   Net realized gain (loss) from investment transactions .....        628,479        (502,696)
   Net change in unrealized appreciation/depreciation
     of investments ..........................................      1,424,472       3,017,270
                                                                 ------------    ------------
Net increase in net assets from operations ...................      7,016,824       7,591,594
                                                                 ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income
     Class A Shares ..........................................     (2,265,954)     (2,337,472)
     Institutional Class .....................................     (2,959,029)     (2,612,115)
                                                                 ------------    ------------
Total distributions ..........................................     (5,224,983)     (4,949,587)
                                                                 ------------    ------------
CAPITAL SHARE TRANSACTIONS
   Proceeds from sales of shares .............................     85,645,081      22,048,407
   Dividend reinvestments ....................................      2,252,820       2,086,940
   Cost of shares redeemed ...................................    (86,171,043)    (25,022,510)
                                                                 ------------    ------------
Net increase (decrease) in net assets from
   capital share transactions ................................      1,726,858        (887,163)
                                                                 ------------    ------------
TOTAL INCREASE IN NET ASSETS .................................      3,518,699       1,754,844
NET ASSETS
   Beginning of year .........................................     84,931,219      83,176,375
                                                                 ------------    ------------
   End of year (including expenses in excess of net investment
     income of $280,221 and $172,240, respectively) ..........   $ 88,449,918    $ 84,931,219
                                                                 ============    ============

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Short-Intermediate Income Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

 CLASS A SHARES

                                                                                   FOR THE YEARS ENDED DECEMBER 31,
                                                         2001          2000         1999         1998          1997
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF YEAR .................. $ 10.28       $  9.95      $ 10.48      $ 10.39       $ 10.28
                                                      -------       -------      -------      -------       -------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income ............................    0.56          0.61         0.57         0.58          0.61
   Net realized and unrealized gain
     (loss) on investments ..........................    0.25          0.32        (0.50)        0.11          0.10
                                                      -------       -------      -------      -------       -------
Total from investment operations ....................    0.81          0.93         0.07         0.69          0.71
                                                      -------       -------      -------      -------       -------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income ............................   (0.60)        (0.60)       (0.59)       (0.58)        (0.60)
   In excess net investment income ..................      --            --           --        (0.02)           --
   Return of capital ................................      --            --        (0.01)          --            --
                                                      -------       -------      -------      -------       -------
Total distributions .................................   (0.60)        (0.60)       (0.60)       (0.60)        (0.60)
                                                      -------       -------      -------      -------       -------
NET ASSET VALUE, END OF YEAR ........................  $10.49        $10.28       $ 9.95       $10.48        $10.39
                                                      =======       =======      =======      =======       =======
TOTAL INVESTMENT RETURN1 ............................    8.03%         9.68%        0.70%        6.81%         7.13%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of year (000s) ................... $38,290       $39,173      $42,559      $47,107       $45,569
   Ratios to average net assets:
     Net investment income ..........................    5.36%         6.07%        5.63%        5.57%         5.92%
     Expenses after waivers
        and/or reimbursements .......................    0.70%         0.70%2       0.70%        0.70%         0.70%
     Expenses before waivers
        and/or reimbursements .......................    0.90%         0.98%2       0.93%        0.93%         0.96%
   Portfolio turnover rate ..........................      47%           38%          47%          40%           65%

--------------------------------------------------------------------------------
1    Total return excludes the effect of sales charge.
2    This ratio excludes custody credits.


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Short-Intermediate Income Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

 INSTITUTIONAL CLASS

                                                                                   FOR THE YEARS ENDED DECEMBER 31,
                                                         2001          2000         1999         1998          1997
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF YEAR .................. $ 10.42       $ 10.08      $ 10.60      $ 10.50       $ 10.38
                                                      -------       -------      -------      -------       -------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income ............................    0.60          0.64         0.61         0.61          0.61
   Net realized and unrealized gain
     (loss) on investments ..........................    0.25          0.32        (0.51)        0.11          0.13
                                                      -------       -------      -------      -------       -------
Total from investment operations ....................    0.85          0.96         0.10         0.72          0.74
                                                      -------       -------      -------      -------       -------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income ............................   (0.62)        (0.62)       (0.60)       (0.61)        (0.62)
   In excess net investment income ..................      --            --           --        (0.01)           --
   Return of capital ................................      --            --        (0.02)          --            --
                                                      -------       -------      -------      -------       -------
Total distributions .................................   (0.62)        (0.62)       (0.62)       (0.62)        (0.62)
                                                      -------       -------      -------      -------       -------
NET ASSET VALUE, END OF YEAR ........................  $10.65        $10.42       $10.08       $10.60        $10.50
                                                      =======       =======      =======      =======       =======
TOTAL INVESTMENT RETURN .............................    8.36%         9.91%        1.02%        7.07%         7.40%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of year (000s) ................... $50,160       $45,758      $40,617      $45,112       $32,056
   Ratios to average net assets:
     Net investment income ..........................    5.60%         6.34%        5.88%        5.81%         6.17%
     Expenses after waivers
        and/or reimbursements .......................    0.45%         0.45% 1      0.45%        0.45%         0.45%
     Expenses before waivers
        and/or reimbursements .......................    0.65%         0.73% 1      0.68%        0.67%         0.72%
   Portfolio turnover rate ..........................      47%           38%          47%          40%           65%

--------------------------------------------------------------------------------
1 This ratio excludes custody credits.


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Short-Intermediate Income Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
Short-Intermediate Income Fund, Inc. (the 'Fund') is registered under the Investment Company Act of 1940 (the 'Act'), as amended, as a diversified, open-end management investment company. The Fund is organized as a corporation under the laws of the state of Maryland.

The Fund offers two classes of shares to investors. The Class A Shares have a maximum front-end sales charge of 1.50% and a 0.25% distribution fee. The Institutional Class have neither a sales charge nor a distribution fee. All shares have equal rights with respect to voting except that shareholders vote separately on matters affecting their rights as holders of a particular series or class.

The investment objective of the Fund is to seek a high level of current income consistent with preservation of principal within an intermediate-term maturity structure by investing primarily in US Government securities, corporate debt, mortgage-backed and asset-backed securities. Details concerning the Fund's investment objective and policies and the risk factors associated with the Fund's investments are described in the Fund's Prospectus and Statement of Additional Information.

B. VALUATION OF SECURITIES
The Fund values its investments at market value.

When valuing fixed income securities, the Fund uses the last bid price prior to the calculation of the Fund's net asset value. If a current bid price is not available, the Fund uses the mean between the latest quoted bid and asked prices. When valuing short-term securities that mature within sixty days, the Fund uses amortized cost.

When valuing securities for which market quotations are not readily available or for which the market quotations that are available are considered unreliable, the Fund determines a fair value in good faith under procedures established by and under the general supervision of the Board of Directors. The Fund may use these procedures to establish the fair value of securities when, for example, a significant event occurs between the time the market closes and the time the Fund values its investments. After consideration of various factors, the Fund may value the securities at their last reported price or at fair value. On December 31, 2001, there were no fair valued securities.

C. SECURITIES TRANSACTIONS, INVESTMENT INCOME AND OTHER
Securities transactions are recorded on a trade date basis. Realized gains and losses are determined by comparing the proceeds of a sale or the cost of a purchase with a specific offsetting transaction.

Interest income, including amortization of premiums and accretion of discounts, is accrued daily. Estimated expenses are also accrued daily.

Distribution or service fees specifically attributable to a class are allocated to that class. All other expenses, income, gains and losses are allocated among the classes based upon their relative net assets.

D. DISTRIBUTIONS
The Fund pays monthly dividends from its net investment income and makes annual distributions of any net realized capital gains to the extent they exceed capital loss carryforwards. The Fund records dividends and distributions on its books on the ex-dividend date.

E. FEDERAL INCOME TAXES
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income taxes have been accrued.

--------------------------------------------------------------------------------

Short-Intermediate Income Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

F. REPURCHASE AGREEMENTS
The Fund may make short term investments in repurchase agreements that are fully collateralized by US government securities. Under the terms of a repurchase agreement, a financial institution sells fixed income securities to the Fund and agrees to buy them back on a specified day in return for the principal amount of the original sale plus accrued interest. The custodial bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Fund has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Fund's claims on the collateral may be subject to legal proceedings.

G. ESTIMATES
In preparing its financial statements in conformity with accounting principles generally accepted in the United States, management makes estimates and assumptions. Actual results may be different.

NOTE 2--FEES AND TRANSACTIONS
        WITH AFFILIATES
Investment Company Capital Corp. ('ICCC'), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Fund's Advisor. The Fund pays the Advisor an annual fee based on its average daily net assets which is calculated daily and paid monthly at the following annual rates: 0.35% of the first $1 billion, 0.30% of the next $500 million, and 0.25% of the amount in excess of $1.5 billion.

Brown Advisory Incorporated ('Brown Advisory') is the Fund's Sub-Advisor. The Sub-Advisor is paid by the Advisor. Prior to May 7, 2001, Brown Advisory's affiliate, Brown Investment Advisory & Trust ('Brown Trust') was the Fund's Sub-Advisor. Brown Advisory provides the same services that Brown Trust provided at the same rate of compensation.

The Advisor has contractually agreed to waive its fees and/or reimburse expenses of the Fund through December 31, 2001, to the extent necessary, to limit expenses to 0.70% of the Class A Shares' average daily net assets and 0.45% of the Institutional Class' average daily net assets. Brown Advisory has agreed to waive its fees in proportion to any fee waiver by ICCC during the term of the agreement.

ICCC is the Fund's accounting and transfer agent. The Fund pays the accounting agent an annual fee based on its average daily net assets which is calculated daily and paid monthly. The Fund pays the transfer agent a per account fee which is accrued daily and paid monthly.

Bankers Trust Company, an affiliate of ICCC, is the Fund's custodian. The Fund pays the custodian an annual fee.

Certain officers and directors of the Fund are also officers or directors of ICCC or affiliated with Deutsche Bank AG. These persons are not paid by the Fund for serving in these capacities.

The Fund participates with other funds in a retirement plan for eligible Directors (the Plan). Two retired directors receive benefits under the provisions of the Plan. On February 12, 2001 the Fund's current Directors, who had previously also participated in the Plan, voted to terminate the participation of current and future directors effective December 31, 2000. In connection with this termination, the Fund paid the current Directors their share of the accrued benefits, either in cash or in a transfer into the Director's Deferred Compensation Plan.

--------------------------------------------------------------------------------

Short-Intermediate Income Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

NOTE 3--CAPITAL SHARE TRANSACTIONS
The Fund is authorized to issue up to 85 million shares of $.001 par value capital stock (50 million Class A Shares, 2 million Class B Shares, 15 million Class C Shares, 15 million Institutional Class Shares and 3 million undesignated). Transactions in capital shares were as follows:

                                                  Class A Shares
            ----------------------------------------------------
                  For the Year Ended          For the Year Ended
                   December 31, 2001           December 31, 2000
            ------------------------   -------------------------
                Shares        Amount       Shares         Amount
            ----------  ------------   ----------   ------------
Sold         5,544,664  $ 58,125,561      708,357   $  7,175,682
Reinvested     166,641     1,748,579      170,952      1,710,984
Redeemed    (5,871,487)  (61,533,311)  (1,343,734)   (13,497,153)
            ----------  ------------   ----------   ------------
Net decrease  (160,182) $ (1,659,171)    (464,425)  $ (4,610,487)
            ==========  ============   ==========   ============

                                             Institutional Class
            ----------------------------------------------------
                  For the Year Ended          For the Year Ended
                   December 31, 2001           December 31, 2000
            ------------------------   -------------------------
                Shares        Amount       Shares         Amount
            ----------  ------------   ----------   ------------
Sold         2,579,654  $ 27,519,520    1,463,454   $ 14,872,725
Reinvested      47,519       504,241       37,034        375,956
Redeemed    (2,305,687)  (24,637,732)  (1,138,325)   (11,525,357)
            ----------  ------------   ----------   ------------
Net increase   321,486  $  3,386,029      362,163   $  3,723,324
            ==========  ============   ==========   ============

NOTE 4--FEDERAL INCOME TAX
At December 31, 2001, capital contributions, accumulated undistributed net investment income, and accumulated net realized gain/(loss) from investments have been adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatments of paydowns and distributions in excess of income. These reclassifications resulted in the following increases/(decreases) in the components of net assets:

                        Undistributed
Undistributed            Net Realized            Paid-In
          NII             Gain (Loss)            Capital
-------------           -------------            -------
     $153,129               $(88,780)           $(64,349)

At December 31, 2001, the net unrealized appreciation from investments for those securities having an excess of value over cost and net unrealized depreciation from investments for those securities having an excess of cost over value (based on cost for federal income tax purposes) was $2,158,923 and $206,329, respectively.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for dividends payable and deferred compensation.

Distributions during the year ended December 31, 2001 were characterized as follows for tax purposes:

Ordinary income                                    $5,224,983

At December 31, 2001, the components of distributable earnings on a tax basis were as follows:

Capital loss carryovers                           $(3,263,605)
Unrealized appreciation/(depreciation)            $ 1,952,594

At December 31, 2001, capital loss carryovers available as a reduction against future net realized capital gains consisted of $3,263,605, of which $2,171,927 expires in 2003, $35,124 expires in 2004, $288,041 expires in 2007 and $768,513 expires in 2008.

The aggregate cost of purchases and proceeds from sales of investments, other than US Government short-term obligations, for the year ended December 31, 2001, were $55,221,066 and $38,920,752, respectively.

NOTE 5--CONCENTRATION OF OWNERSHIP
From time to time the Fund may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At December 31, 2001 there was one shareholder who held 48% of the outstanding shares of the Fund.

--------------------------------------------------------------------------------

Short-Intermediate Income Fund
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholders of Short-Intermediate Income Fund



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Short-Intermediate Income Fund (the 'Fund') at December 31, 2001, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal years presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Baltimore, Maryland
February 1, 2002


--------------------------------------------------------------------------------
TAX INFORMATION (Unaudited) For the Year Ended December 31, 2001


The amounts may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

Of the net investment income distributions made during the fiscal year ended December 31, 2001, 14.34% has been derived from investments in US Treasury and other direct US Government Obligations. All or a part of the distributions from this income may be exempt from taxation at the state level. Consult your tax advisor for state specific information.

--------------------------------------------------------------------------------

Short-Intermediate Income Fund
--------------------------------------------------------------------------------
FUND DIRECTORS

   NAME, BIRTH DATE AND
   POSITION WITH THE FUND 1



   BUSINESS EXPERIENCE AND
   DIRECTORSHIPS DURING THE PAST 5 YEARS

   NUMBER OF FUNDS
   IN THE FUND
   COMPLEX OVERSEEN
   BY DIRECTOR 2 /TRUSTEE


  INDEPENDENT DIRECTORS

Richard R. Burt
February 3, 1947
Director since 1999.

Chairman, IEP Advisors, Inc. (July 1998 to present); Chairman of the Board, Weirton Steel Corporation (April 1996 to present); Member of the Board, Archer Daniels Midland Company (agribusiness operations) (October 1996 to present), Hollinger International, Inc. (publishing) (1995 to present), Homestake Mining (mining and exploration) (1998 to February 2001), HCL Technologies (information technology) (April 1999 to present) and Anchor Gaming (gaming software and equipment) (March 1999 to present); Director, Brinson Mutual Funds (formerly known as Mitchell Hutchins family of funds) (registered investment companies) (1995 to present); and Member, Textron Corporation International Advisory Council (July 1996 to present). Formerly, Partner, McKinsey & Company (consulting), (1991 to 1994); U.S. Chief Negotiator in Strategic Arms Reduction Talks (START) with former Soviet Union and U.S. Ambassador to the Federal Republic of Germany, (1985 to 1991).

25



Louis E. Levy
November 16, 1932
Director since 1994.

Director, Household International (banking and finance) (1992 to present) and ISI Family of Funds (registered investment companies) (1994 to present). Formerly, Chairman of the Quality Control Inquiry Committee, American Institute of Certified Public Accountants, (1992 to 1998); Trustee, Merrill Lynch Funds for Institutions, (1991 to 1993); Adjunct Professor, Columbia University-Graduate School of Business, (1991 to 1992); Director, Kimberly-Clark Corporation, (personal consumer products), (retired 2000); and Partner, KPMG Peat Marwick, (retired 1990).

25



Eugene J. McDonald
July 14, 1932
Director since 1992.

Executive Vice President, Investment Counsel, Duke University (September 2000 to present); Director, Victory Funds (registered investment companies) (April 1993 to present); Lead Director, National Commerce Bank Corporation (NCBC) (banking) (July 2000 to present); Principal & Chief Investment Officer, Quellos Private Capital Markets, LLC (investments) (September 2001 to present); Director, Red Hat, Inc. (July 2001 to present). Formerly, Chairman, Winston Hedged Equity Group (July 2000 to August 2001); Executive Vice Chairman and Director, Central Carolina Bank & Trust (banking) (January 1998 to July 2000); Director, AMBAC Treasurers Trust (registered investment company) (July 1996 to August 1997), DP Mann Holdings (insurance) (December 1996 to December 1998) and ISI Family of Funds (registered investment companies) (1992 to 1999); President, Duke Management Company (investments) (July 1990 to September 1990); Executive Vice President, Duke University (education, research and health care) (July 1984 to September 2000).

--------------------------------------------------------------------------------

Short-Intermediate Income Fund
--------------------------------------------------------------------------------
FUND DIRECTORS

   NAME, BIRTH DATE AND
   POSITION WITH THE FUND 1



   BUSINESS EXPERIENCE AND
   DIRECTORSHIPS DURING THE PAST 5 YEARS

   NUMBER OF FUNDS
   IN THE FUND
   COMPLEX OVERSEEN
   BY DIRECTOR 2 /TRUSTEE


  INDEPENDENT DIRECTORS

Rebecca W. Rimel
April 10, 1951
Director since 1996.

resident and Chief Executive Officer, The Pew Charitable Trusts (charitable foundation) (1994 to present); and Director and Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1994 to present). Formerly, Executive Director, The Pew Charitable Trusts (1988 to 1994) and Director, ISI Family of Funds (four registered investment companies) (1997 to 1999).

25



Carl W. Vogt
April 20, 1936
Director since 2000.

Senior Partner, Fulbright & Jaworski, L.L.P (law); Director, Yellow Corporation (trucking) (1996 to present), American Science & Engineering (x-ray detection equipment) (1997 to present), and ISI Family of Funds (registered investment companies) (1999 to present). Formerly, Chairman and Member, National Transportation Safety Board (1992 to 1994); Director, National Railroad Passenger Corporation (Amtrak) (1991 to 1992); Member, Aviation System Capacity Advisory Committee (Federal Aviation Administration); President (interim) of Williams College (1999 to 2000) and President, certain funds in the Deutsche Asset Management Family of Funds (formerly, Flag Investors Family of Funds) (registered investment companies) (1999 to 2000).

25



Robert H. Wadsworth
January 29, 1940
Director since 1999.

President, Robert H. Wadsworth Associates, Inc. (consulting firm), (1982 to present), President and Trustee, Trust for Investment Managers (registered investment company) (1999 to present), Director, The Germany Fund Inc. (1986 to present), The New Germany Fund, Inc. (1992 to present) and Central European Equity Fund, Inc. (1986 to present). Formerly President, Investment Company Administration, L.L.C. (1992* until July, 2001); President, Treasurer and Director, First Fund Distributors, Inc. (1990 until January, 2002); Vice President, Professionally Managed Portfolios and Advisors Series Trust (registered investment companies); President, Guinness Flight Investment Funds, Inc. (registered investment companies).

* This is the inception date of the corporation, which was the predecessor to the LLC.

25

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


Short-Intermediate Income Fund
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FUND DIRECTORS

   NAME, BIRTH DATE AND
   POSITION WITH THE FUND 1



   BUSINESS EXPERIENCE AND
   DIRECTORSHIPS DURING THE PAST 5 YEARS

   NUMBER OF FUNDS
   IN THE FUND
   COMPLEX OVERSEEN
   BY DIRECTOR 2 /TRUSTEE


  INTERESTED DIRECTORS

Interested Directors
Richard T. Hale 3
July 17, 1945 Director since 1991.

Managing Director, Deutsche Banc Alex. Brown Inc. (formerly DB Alex. Brown LLC) (June 1999 to present); Deutsche Asset Management-Americas (June 1999 to present); Director and President, Investment Company Capital Corp. (four registered investment advisor) (April 1996 to present); Director and President, Deutsche Asset Management Mutual Funds (1989 to present); Director, Deutsche Global Funds, Ltd. (January 2000 to present); Director, CABEI Fund (June 2000 to present); Director, North American Income Fund (September 2000 to present); Vice President, Deutsche Asset Management, Inc. (September 2000 to present). Chartered Financial Analyst. Formerly, Director, ISI Family of Funds (registered investment companies).

70



Truman T. Semans 3
October 27, 1926
Director since 1997.

Vice Chairman, Brown Investment Advisory & Trust Company (1993 to present); Director and Chairman, Virginia Hot Springs, Inc. (property management) (1991 to present), and Director of Upstate (biotechnology) (1994 to present). Formerly, Managing Director and Vice Chairman, Alex. Brown & Sons Incorporated (Deutsche Banc Alex. Brown Inc.) (1974 to 1998); Director, Investment Company Capital Corp. (registered investment advisor) (1996 to 2000) and Director, ISI Family of Funds (registered investment companies) (1997 to 1999).

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                                       23

Short-Intermediate Income Fund
--------------------------------------------------------------------------------
FUND DIRECTORS

   NAME, BIRTH DATE AND
   POSITION WITH THE FUND 1



   BUSINESS EXPERIENCE AND
   DIRECTORSHIPS DURING THE PAST 5 YEARS

   NUMBER OF FUNDS
   IN THE FUND
   COMPLEX OVERSEEN
   BY DIRECTOR 2 /TRUSTEE


  OFFICERS

Richard T. Hale
President

See information provided under Interested Directors.



Amy Olmert
Secretary
May 14, 1963

Director, Deutsche Asset Management (1999 to present); Certified Public Accountant. Formerly, Vice President, BT Alex. Brown Incorporated, (now Deutsche Banc Alex. Brown Inc.), (1997 to 1999); Senior Manager and other positions, Coopers & Lybrand L.L.P. (PricewaterhouseCoopers LLP), (1988 to 1997).



Daniel O. Hirsch
Assistant Secretary
March 27, 1954

Director, Deutsche Asset Management (1999 to present). Formerly, Principal, BT Alex. Brown Incorporated, (now Deutsche Banc Alex. Brown Inc.), (1998 to 1999); Assistant General Counsel, United States Securities and Exchange Commission, (1993 to 1998).



Charles A. Rizzo
Treasurer
August 5, 1957

Director, Deutsche Asset Management (April 2000 to present); Certified Public Accountant; Certified Management Accountant. Formerly, Vice President and Department Head, BT Alex. Brown Incorporated (now Deutsche Banc Alex. Brown Inc.), (1998 to 1999); Senior Manager, Coopers & Lybrand L.L.P.
(PricewaterhouseCoopers LLP), (1993 to 1998).

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1    Unless otherwise indicated, the address of each Director and Officer is One
     South Street, Baltimore, MD 21202.
2 As of December 31, 2001 the total number of Deutsche Asset Management Funds (the 'Fund Complex') is 70.
3 Messrs. Semans and Hale are directors/trustees who are 'Interested Persons' within the meaning of Section 2(a)(19) of the 1940 Act. Mr. Hale is the President and a Director of the Fund's Advisor and a Managing Director of Deutsche Asset Management, the US asset management unit of Deutsche Bank and its affiliates. Mr. Semans is Vice Chairman of Brown Investment
     Advisory & Trust Company, an affiliate of Brown Advisory Incorporated, the sub-advisor to the Emerging Growth and Short-Intermediate Income Funds.

The Fund's Statement of Additional Information includes additional information about Fund directors. To receive your free copy of the Statement of Additional Information, call toll-free: 1-800-730-1313.

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

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

For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or write to:

                                    DEUTSCHE ASSET MANAGEMENT SERVICE CENTER
                                    PO BOX 219210
                                    KANSAS CITY, MO 64121-9210
or call toll-free:                  1-800-730-1313

This report must be preceded or accompanied by a current prospectus for the Fund.

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, Bankers Trust Company, Deutsche Banc Alex. Brown Inc., Deutsche Asset Management, Inc., and Deutsche Asset Management Investment Services Limited.


Short-Intermediate Income Fund

   Class A Shares                                           CUSIP #82524T101
   Institutional Class                                      CUSIP #8254T200
                                                            BDSHORTANN (12/01)
                                                            Printed 2/02

Distributed by:
ICC Distributors, Inc.